Property and equipment	6 Months Ended
Jun. 30, 2022
Property and equipment
Property and equipment

14.Property and equipment

During the six months ended June 30, 2022, the Group acquired property and equipment with a cost of 584 (six months ended June 30, 2021: 924). Property and equipment with a cost of 68 was acquired in the process of acquisition of subsidiaries (six months ended June 30, 2021: 476). No assets were disposed of by the Group during the six months ended June 30, 2022 and 2021.